As filed with the Securities and Exchange Commission on March 10, 2014
Securities Act File No. 333-94671
Investment Company Act File No. 811-09781

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 73	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 73	[X]

PFS Funds
(Exact Name of Registrant as Specified in Charter)

1939 Friendship Drive, Suite C, El Cajon, California 92020
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (619) 588-9700

CT Corporation 155 Federal St., Suite 700, Boston, MA 02110 (Name and Address of Agent for Service)

With Copies to:

Ross Provence	John H. Lively
PFS Funds	The Law Offices of John H. Lively & Associates, Inc.
1939 Friendship Drive, Suite C	A member firm of The 1940 Act Law GroupTM
El Cajon, California 92020	11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

It is proposed that this filing will become effective:
[  ] immediately upon filing pursuant to paragraph (b);
[X] on March 18, 2014 pursuant to paragraph (b);
[  ] 60 days after filing pursuant to paragraph (a)(1);
[  ] on (date) pursuant to paragraph (a)(1);
[  ] 75 days after filing pursuant to paragraph (a)(2); or
[  ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A (“PEA No. 73”) for PFS Funds (the “Trust”) applies only to the NWM Momentum Fund a series of the Trust. PEA No. 73 is being filed solely to designate a new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 72 to the Trust’s Registration Statement on Form N-1A (“PEA No. 72”). PEA No. 72 (accession number 0001413042-13-000422) was filed with the Commission on December 19, 2013 pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 and was scheduled to become effective on March 11, 2014. PEA No. 72 also applied only to the NWM Momentum Fund. Part A (Prospectus) and Part B (Statement of Additional Information) of PEA No. 72 are incorporated herein by reference.

PART C FORM N-1A OTHER INFORMATION

ITEM 28. Exhibits.

(a)(1) Declaration of Trust.1

(a)(2) Amended and Restated Declaration of Trust.8

(a)(3) Amendments to Amended and Restated Declaration of Trust.16

(b)(1) By-laws.1

(b)(2) Amended and Restated By-laws.3

(b)(3) Amendment No. 2 to the By-laws.8

(c) Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust.

(d)(1) Investment Advisory Agreement between the Trust and Value Trend Capital Management, LP.2

(d)(2) Investment Advisory Agreement between the Trust and Castle Investment Management, LLC 5

(d)(3) Sub-Advisory Agreement between Castle Investment Management and St. James Investment Company, LLC 5

(d)(4) Investment Advisory Agreement between the Trust and Bretton Capital Management, LLC 7

(d)(5) Investment Advisory Agreement between the Trust and HNP Capital Fund Management Group, LLC 10

(d)(6)(i)Investment Advisory Agreement between the Trust and Christopher Weil & Company, Inc. for the Christopher Weil & Company Core Investment Fund. 13

(d)(6)(ii)Investment Advisory Agreement between the Trust and Christopher Weil & Company, Inc. for the Christopher Weil & Company Global Dividend Fund. 13

(d)(7) Sub-Advisory Agreement between Christopher Weil & Company, Inc. and Soledad Investment Management, LLC for the Christopher Weil & Company Global Dividend Fund. 13

(d)(8)(i)Investment Advisory Agreement between the Trust and Outfitter Financial Corp. 14

(d)(8)(ii)Interim Investment Advisory Agreement between the Trust and Outfitter Financial Corp.20

(d)(8)(iii)New Investment Advisory Agreement between the Trust and Outfitter Financial Corp.23

(d)(9) Investment Advisory Agreement between the Trust and Rocky Peak Capital Management, LLC. 15

(d)(10) Investment Advisory Agreement between the Trust and Jacobs Broel Asset Management, LLC. 16

(d)(11) Investment Advisory Agreement between the Trust and The Momentum Fund Group, LLC. 26

(e) Distribution Agreement.5

(f) Not applicable.

(g) Custodian Agreement with PFS Funds. 4

(h)(1) Transfer Agent Agreement with Mutual Shareholder Services, LLC with respect to the PFS Funds.4

(h)(2) Accounting Services Agreement with Mutual Shareholder Services, LLC, with respect to respect to the PFS Funds.4

(h)(3) Administration Servicing Agreement with Premier Fund Solutions, Inc. with respect to the PFS Funds.4

(h)(4)(i)Services Agreement between the Trust and Castle Investment Management, LLC.5

(h)(4)(ii)Fee Waiver Agreement between the Trust and Castle Investment Management, LLC. 25

(h)(5) Services Agreement between the Trust and HNP Capital Fund Management Group, LLC.10

(h)(6)(i)Services Agreement between the Trust and Christopher Weil & Company, Inc. for the Christopher Weil & Company Core Investment Fund. 13

(h)(6)(ii)Services Agreement between the Trust and Christopher Weil & Company, Inc. for the Christopher Weil & Company Global Dividend Fund. 13

(h)(7)(i)Services Agreement between the Trust and Outfitter Financial Corp.14

(h)(7)(ii)Interim Services Agreement between the Trust and Outfitter Financial Corp.20

(h)(7)(iii)Expense limitation Agreement between the Trust and Outfitter Financial Corp.22

(h)(7)(iv)New Services Agreement between the Trust and Outfitter Financial Corp.23

(h)(8) Services Agreement between the Trust and Rocky Peak Capital Management, LLC. 15

(h)(9) Services Agreement between the Trust and Jacobs Broel Asset Management, LLC. 16

(h)(10) Services Agreement between the Trust and The Momentum Fund Group, LLC. 26

(i)(1) Legal Opinion with respect to the Wireless Fund.2

(i)(2) Legal Opinion with respect to the Castle Focus Fund.5

(i)(3) Legal Opinion with respect to the Bretton Fund.7

(i)(4) Legal Consent with respect to the Wireless Fund.11

(i)(5) Legal Opinion with respect to the HNP Growth and Preservation Fund.10

(i)(6) Legal Consent with respect to the Bretton Fund.9

(i)(7) Legal Opinion with respect to the Christopher Weil & Company Core Investment Fund and Christopher Weil & Company Global Dividend Fund.13

(i)(8) Legal Consent with respect to the Castle Focus Fund.25

(i)(9) Legal Opinion with respect to the Outfitter Fund.14

(i)(10) Legal Opinion with respect to the Rocky Peak Small Cap Value Fund.15

(i)(11) Legal Opinion with respect to the Jacobs Broel Value Fund.16

(i)(12) Legal Consent with respect to the HNP Growth and Preservation Fund. 24

(i)(13) Legal Consent with respect to the Christopher Weil & Company Core Investment Fund and Christopher Weil & Company Global Dividend Fund. 19

(i)(14) Legal Consent with respect to the Outfitter Fund.22

(i)(15) Legal Consent with respect to the Rocky Peak Small Cap Value Fund.21

(i)(16) Legal Consent with respect to the Jacobs Broel Value Fund.23

(i)(17) Legal Opinion with respect to the NWM Momentum Fund.26

(j)(1) Consent of Cohen Fund Audit Services, Ltd. with respect to the Wireless Fund.11

(j)(2) Consent of Cohen Fund Audit Services, Ltd. with respect to the Castle Focus Fund.25 (j)(3) Consent of Cohen Fund Audit Services, Ltd. with respect to the Bretton Fund.9

(j)(4) Consent of Cohen Fund Audit Services, Ltd. with respect to the HNP Growth and Preservation Fund.24

(j)(5) Consent of Cohen Fund Audit Services, Ltd. with respect the Christopher Weil & Company Core Investment Fund and Christopher Weil & Company Global Dividend Fund.19

(j)(6) Consent of Cohen Fund Audit Services, Ltd. with respect the Outfitter Fund.22

(j)(7) Consent of Cohen Fund Audit Services, Ltd with respect the Rocky Peak Small Cap Value Fund.21

(j)(8) Consent of Cohen Fund Audit Services, Ltd. with respect the Jacobs Broel Value Fund.23

(j)(9) Consent of auditors with respect to the NWM Momentum Fund.26

(k) Not applicable.

(l) Not applicable

(m) Distribution Plan under Rule 12b-1 for the Class C Shares of the Castle Focus Fund.5 (n) Rule 18f-3 Plan for the Castle Focus Fund. 20

(o) Reserved.

(p)(1) Code of Ethics for the Trust.5

(p)(2) Code of Ethics for Value Trend Capital Management, LP.3

(p)(3) Amended of Ethics for Castle Investment Management, LLC. 18

(p)(4) Amended of Ethics for St. James Investment Company, LLC. 25

(p)(5) Code of Ethics for Bretton Capital Management, LLC. 7

(p)(6) Amended Code of Ethics for HNP Capital Fund Management Group, LLC.17

(p)(7) Code of Ethics for Christopher Weil & Company, Inc.13

(p)(8) Code of Ethics for Soledad Investment Management, LLC.13

(p)(9) Code of Ethics for Outfitter Financial Corp.14

(p)(10) Code of Ethics for Rocky Peak Capital Management, LLC.15

(p)(11) Code of Ethics for Jacobs Broel Asset Management, LLC.16

(p)(12) Code of Ethics for The Momentum Fund Group, LLC.26

(q) Powers of Attorney of the Registrant and the Officers and the Trustees of the Registrant.5

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1.	Incorporated by reference to Registrant’s Registration Statement filed on January 14, 2000.

2.	Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 29, 2000.

3.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 31, 2005.

4.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on April 5, 2010.

5.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

6.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on August 2, 2010.

7.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 30, 2010.

8.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed on January 31, 2011.

9.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 55 filed on April 26, 2013.

10.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on May 31, 2011.

11.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 60 filed on July 29, 2013.

12.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 30 filed on October 28, 2011.

13.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 33 filed on December 20, 2011.

14.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 35 filed on January 30, 2012.

15.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 38 filed on March 30, 2012.

16.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 45 filed on June 25, 2012.

17.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 49 filed on September 27, 2012.

18.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 51 filed on October 26, 2012.

19.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 53 filed on March 27, 2013.

20.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 57 filed on May 31, 2013.

21.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 61 filed on July 29, 2013.

22.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 64 filed on August 29, 2013.

23.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 66 filed on September 27, 2013.

24.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 67 filed on September 27, 2013.

25.	Incorporated by reference to the Registrant's Post-Effective Amendment No. 70 filed on October 28, 2013

26.	To be filed by amendment.

ITEM 29. Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30. Indemnification.

Reference is made to the Registrant's Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. Business and Other Connections of the Investment Adviser.

See the Prospectuses section entitled “Management of the Fund–Adviser” and the Statement of Additional Information section entitled “Investment Adviser” for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32. Principal Underwriter.

(a)	Rafferty Capital Markets, LLC (“RCM”), 1010 Franklin Avenue - 3rd Floor, Garden City, NY 11530, serves as the Trust’s principal underwriter. RCM also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Chou America Funds; Cottonwood Mutual Funds; Conestoga Funds; Direxion Funds; Epiphany Funds; Entrepreneur Shares; FMI

Funds; Leuthold Funds; Longleaf Partners Funds; Marketocracy Funds; Neiman Funds; Paradigm Funds; PIP New Generation Fund; Ranger Funds; Reynolds Funds; Satuit Funds; Sparrow Funds; Valley Forge Fund; and Walthausen Funds.

(b)	The following table identifies the Officers of RCM and their positions, if any, with the Trust. The business address of each of these individuals is 1010 Franklin Avenue - 3rd Floor, Garden City, NY 11530.

Name	Position with Underwriter	Position with Trust

Thomas A. Mulrooney	President	None
Stephen P. Sprague	Chief Financial Officer	None

(c)	No commissions or other compensation were received, directly or indirectly, from the Registrant during the most recent fiscal year by the principal underwriter.

ITEM 33. Location Of Accounts And Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at 1939 Friendship Drive, Suite C, El Cajon, California 92020 and the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, US Bank, 425 Walnut Street, Cincinnati, Ohio 45202. Certain books and records relating to the Trust’s series portfolios are maintained at the offices of the advisers to the Trust’s series portfolios:

(a) Value Trend Capital Management, LP, located at 1939 Friendship Drive, Suite C, El Cajon, California, keeps records relating to its function as the investment adviser to the Wireless Fund.

(b) Castle Investment Management, LLC, located at 210 N. Lee Street, Suite 105, Alexandria, VA 22314, keeps records relating to its function as the investment adviser to the Castle Focus Fund.

(c) St. James Investment Company, LLC, located at 3838 Oak Lawn Avenue, Suite 1414, Dallas, Texas 75219, keeps records relating to its function as the sub-adviser to the Castle Focus Fund.

(d) Bretton Capital Management, LLC, located at 870 Market St, Suite 417, San Francisco, CA 94102cae, keeps records relating to its function as the adviser to the Bretton Fund.

(e) HNP Capital Fund Management Group, LLC, located at 150 Allens Creek Road, Rochester, NY 14618, keeps records relating to its function as the adviser to the HNP Growth and Preservation Fund.

(f) Christopher Weil & Company, Inc., located at 12555 High Bluff Drive, Suite 180, San Diego, California 92130, keeps records relating to its function as the investment adviser to the Christopher Weil & Company Core Investment Fund and Christopher Weil & Company Global Dividend Fund.

(g) Soledad Investment Management, LLC, located at 12555 High Bluff Drive, Suite 180, San Diego, California 92130, keeps records relating to its function as the sub-adviser to the Christopher Weil & Company Global Dividend Fund.

(h) Outfitter Financial Corp. located at 1497 Chain Bridge Road, McLean, VA 22101, keeps records relating to its function as the investment adviser to the Outfitter Fund.

(i) Rocky Peak Capital Management, LLC located at 3935 Poppyseed Place, Calabasas, California 91302, keeps records relating to its function as the investment adviser to the Rocky Peak Small Cap Value Fund.

(j) Jacobs Broel Asset Management, LLC located at 205 108th Avenue NE, Suite 570, Bellevue, Washington 98004, keeps records relating to its function as the investment adviser to the Jacobs Broel Value Fund.

(k) The Momentum Fund Group, LLC located at 1836 Second Street, Napa, CA 94559-2328, keeps records relating to its function as the investment adviser to the NWM Momentum Fund.

ITEM 34. Management Services.

Not Applicable.

ITEM 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 73 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of El Cajon and the State of California on this 10th day of March, 2014.

PFS Funds By: /s/ Ross C. Provence Ross C. Provence, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 73 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature	Title	Date

/s/ Ross C. Provence	President of the Funds	March 10, 2014
Ross C. Provence

/s/ Jeffrey R. Provence	Secretary, Treasurer and	March 10, 2014
Jeffrey R. Provence	Trustee of the Funds

/s/ Thomas H. Addis III*	Trustee of the Funds	March 10, 2014
Thomas H. Addis III

/s/ Allen C. Brown*	Trustee of the Funds	March 10, 2014
Allen C. Brown

/s/ George Cossolias*	Trustee of the Funds	March 10, 2014
George Cossolias, CPA

* By: /s/ Jeffrey R. Provence
Jeffrey R. Provence, Secretary, Treasurer and Attorney-In-Fact

Date: March 10, 2014